Stock-based Compensation Summary of Stock Option Activity (Details) $ / shares in Units, $ in Millions	12 Months Ended
Sep. 30, 2016 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Other Share Increase (Decrease) in Period, Weighted Average Exercise Price | $ / shares	$ 31.37
Share-based Compensation Arrangement by Share-based Payment Award, Options, Other Increases (Decreases) in Period | shares	10,895,381
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted Average Option Price, Outstanding beginning balance | $ / shares	$ 31.17
Weighted Average Option Price, Granted | $ / shares	43.83
Weighted Average Option Price, Exercised | $ / shares	27.93
Weighted Average Option Price, Forfeited or expired | $ / shares	42.90
Weighted Average Option Price, Outstanding ending balance | $ / shares	32.07
Weighted Average Option Price, Exercisable | $ / shares	$ 28.30
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Shares Subject to Option, Outstanding beginning balance | shares	13,039,240
Shares Subject to Option, Granted | shares	961,705
Shares Subject to Option, Exercised | shares	(2,393,703)
Shares Subject to Option, Forfeited or expired | shares	(170,390)
Shares Subject to Option, Outstanding ending balance | shares	22,332,233
Shares Subject to Option, Exercisable | shares	15,745,714
Weighted Average Remaining Contractual Life (years), Outstanding	5 years 4 months
Weighted Average Remaining Contractual Life (years), Exercisable	4 years 146 days
Aggregate Intrinsic Value, Outstanding | $	$ 327
Aggregate Intrinsic Value, Exercisable | $	$ 288